Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
8.	Income Taxes

Significant components of the Company’s deferred tax assets at December 31, 2019 and 2018 are shown below (in thousands):

	December 31,
	2019	2018
Deferred tax assets
Net operating loss carryovers	$35,901	$31,135
Research and development tax credits	8,312	8,641
Intangibles	130	379
Stock options	438	2,255
Compensation	47	452
Deferred revenue	—	2,642
Other	88	62
Total gross deferred tax assets	44,916	45,566

Deferred tax liabilities
Right-of-use asset	46	—
Total net deferred tax assets	44,870	45,566
Less valuation allowance	(44,870)	(45,566)
Net deferred tax assets	$—	$—

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31,
	2019	2018	2017
Statutory rate	21.0%	21.0%	34.0%
Valuation allowance	6.1%	(25.2)%	51.5%
Federal tax rate change	—%	—%	(93.3)%
General business credits	(2.9)%	6.2%	10.8%
Expiration of stock options	(21.4)%	—%	—%
Other	(2.8)%	(2.0)%	(3.0)%
Effective tax rate	—%	—%	—%

At December 31, 2019, the Company had federal and state NOL carryforwards of $145.5 million and $76.4 million, respectively. The federal and state NOL carryforwards begin to expire in 2028, unless previously utilized. The federal NOL carryforwards generated after 2017 have an indefinite carryforward life. The Company also has federal, including orphan drug, and state research credit carryforwards of $8.3 million and $2.4 million, respectively. The federal research credit carryforwards will begin expiring in 2027, unless previously utilized. The state research credit will carry forward indefinitely. The change in the valuation allowance is a decrease of $0.7 million for the year ended December 31, 2019, an increase of $4.4 million for the year ended December 31, 2018 and a decrease of $9.0 million for the year ended December 31, 2017.

Pursuant to Internal Revenue Code (IRC) Sections 382 and 383, annual use of the Company’s NOL or research and development credit carryforwards may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period. The Company previously completed a study to assess whether an ownership change, as defined by IRC Section 382, had occurred from its formation through December 31, 2017. Based upon this study, the Company determined that ownership changes had occurred in 2006 and 2013 but concluded that the annual utilization limitation would be sufficient to utilize the Company’s pre-ownership change NOLs and research and development credits prior to expiration, with the exception of a de minimis amount. Future ownership changes may limit the Company’s ability to utilize its remaining tax attributes. The Company recognizes the impact of uncertain income tax positions at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.

The following table summarizes the activity related to the Company’s unrecognized tax benefits (in thousands):

	2019	2018	2017
Balance at beginning of year	$2,221	$1,932	$1,319
Additions based on tax positions related to the current year	—	289	613
Reductions based on tax positions related to prior years	(80)	—	—
Balance at end of year	$2,141	$2,221	$1,932

The Company does not expect that the unrecognized tax benefits will change within 12 months of this reporting date. Due to the existence of the valuation allowance, future changes in the Company’s unrecognized tax benefits will not impact the Company’s effective tax rate. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. For the years ended December 31, 2019, 2018 and 2017, the Company has not recognized any interest or penalties related to income taxes.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by the federal and state jurisdictions where applicable. There are currently no pending income tax examinations. The Company’s tax years for 2005 and forward are subject to examination by the federal and California tax authorities due to the carryforward of unutilized net operating losses (NOLs) and research and development credits.